Loans payable (Detail Textuals) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 07, 2015	May 24, 2011	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current borrowings			$ 27,718	$ 28,977
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | Dia Bras
Disclosure of detailed information about borrowings [line items]
Loan agreement amount		$ 150,000
Financing cost		3,750
Net proceeds from loan agreement		$ 146,250
Borrowing maturity		5 years
Principal repayment grace period	1 year
Current borrowings	$ 48,000
Borrowing, extended maturity	5 years
Principal repayments			6,000	6,000
Amortized cost borrowing effective interest rate	4.71%
Amortization expense of borrowing transaction cost			200	217
Interest payment			$ 2,177	$ 2,141
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | Dia Bras | Tranche 1 quarterly principal repayments beginning in November 2016 Till August 2020
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 24,000
Principal repayments	1,500
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | Dia Bras | Tranche 2 Due in Full August 2020
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 24,000
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | Corona | Dia Bras
Disclosure of detailed information about borrowings [line items]
Percentage of acquisition		81.84%
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | LIBOR interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.65%	4.15%
Corona Acquisition Loan with Banco de Credito del Peru S.A. ("BCP") | LIBOR interest rate | Dia Bras
Disclosure of detailed information about borrowings [line items]
Description of interest rate basis	3M LIBOR	3M LIBOR